Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Value added tax recoverable	$ 242,833	$ 275,765
Deposits	148,007	111,749
Receivable from disposal of a vehicle		83,939
Prepaid expenses	45,007	50,981
Others		13,760
Payment on behalf of others	1,631	3,337
Prepaid expenses and other current assets	$ 437,478	$ 539,531